Benefit Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	741,060	813,666	874,162
Outstanding Ending balance	704,818	741,060	813,666
Outstanding Beginning balance	$ 1.14	$ 1.13	$ 1.13
Outstanding Ending balance	$ 1.13	$ 1.14	$ 1.13
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	0	41	627
Settled in cash	(41)	(41)	(586)
Outstanding Ending balance	0	0	41
Outstanding Beginning balance	$ 0.00	$ 1.05	$ 1.05
Settled in cash		0.78	1.05
Outstanding Ending balance		$ 0.00	$ 1.05